Supplemental Financial Information - Summary of Property, Plant, and Equipment – Net (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment [Line Items]
ROU operating lease assets	$ 306	$ 313	[1]	$ 358	[1]
Equipment leased to customers [Member]
Property, Plant and Equipment [Line Items]
ROU operating lease assets		$ 39		$ 40

[1]	See Note 7, “Leases” for further information.